Summary of Stock Option Activity (Detail) - Employee Stock Option - $ / shares	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares)	1,171,393
Granted (in shares)	107,794
Exercised (in shares)	(21,574)
Forfeited (in shares)	(5,855)
Outstanding at end of period (in shares)	1,251,758
Exercisable at end of period	594,051
Weighted Average Exercise Price
Outstanding at beginning of period (USD per share)	$ 56.02
Granted (USD per share)	115.11
Exercised (USD per share)	33.53
Forfeited (USD per share)	39.13
Outstanding at end of period (USD per share)	61.57
Exercisable at end of period	45.17
Weighted Average Fair Value
Outstanding at beginning of period (USD per share)	17.15
Granted (USD per share)	35.10	$ 24.49
Exercised (USD per share)	11.72
Forfeited (USD per share)	12.74
Outstanding at end of period (USD per share)	18.81
Exercisable at end of period	$ 14.54
Weighted Average Remaining Contractual Life
Outstanding at end of period	4 years 11 months 12 days
Exercisable at end of period	3 years 8 months 23 days